Segments - Additional Information (Details) £ in Millions	6 Months Ended
	Jun. 30, 2023 GBP (£) segment	Jun. 30, 2022 GBP (£)
Disclosure of operating segments [line items]
Number of segments | segment	4
Profit before tax	£ 1,173	£ 993
Corporate & Commercial Banking
Disclosure of operating segments [line items]
Profit before tax	270	148
Corporate Centre
Disclosure of operating segments [line items]
Profit before tax	£ (71)	(102)
Reclassified amounts | Corporate & Commercial Banking
Disclosure of operating segments [line items]
Profit before tax		1
Reclassified amounts | Corporate Centre
Disclosure of operating segments [line items]
Profit before tax		£ (1)